UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 18, 2015 to October 19, 2015

Commission File Number of Issuing entity: 333-180779-10

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC

Bank of America, National Association

CIBC Inc.

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation

or organization of the issuing entity)

47-1769465

47-1947014

47-1981599

47-6562808

(IRS Employer

Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒

A-2	☐	☐	☒

A-SB	☐	☐	☒

A-3	☐	☐	☒

A-4	☐	☐	☒

A-5	☐	☐	☒

X-A	☐	☐	☒

A-S	☐	☐	☒

B	☐	☐	☒

PST	☐	☐	☒

C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On October 19, 2015 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 18, 2015 to October 19, 2015.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS 15-G) on August 13, 2015. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on August 7, 2015. The CIK Number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on August 14, 2015. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION

Item 6.	Significant Obligors of Pool Assets.

With respect to the pool assets for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 8.	Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	September 17, 2015	$0.00
Current Distribution Date:	October 19, 2015	$81,782.13

*REO Account Balance
Prior Distribution Date:	September 17, 2015	$0.00
Current Distribution Date:	October 19, 2015	$0.00

*	As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	September 17, 2015	$0.00
Current Distribution Date:	October 19, 2015	$0.03

Interest Reserve Account Balance
Prior Distribution Date:	September 17, 2015	$0.00
Current Distribution Date:	October 19, 2015	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	September 17, 2015	$0.00
Current Distribution Date:	October 19, 2015	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	September 17, 2015	$0.00
Current Distribution Date:	October 19, 2015	$0.00

Item 9.	Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the October 19, 2015 distribution.

(b)	The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Stephen W. Holmes
Stephen W. Holmes, Vice President

Date: November 2, 2015

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the October 19, 2015 distribution.

3